Reserves for Losses and Adjustment Expenses - Reconciliation of Beginning and Ending Consolidated Loss and Loss Adjustment Expenses (LAE) Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Insurance [Abstract]
Provision for losses and LAE, beginning balance	$ 7,074.2	$ 6,749.5	$ 5,319.9
Less reinsurance recoverable		(2,077.6)	(1,515.2)	$ (560.7)
Net losses and LAE reserves, beginning balance	4,996.6	5,234.3	4,759.2
Net loss and LAE expenses (disposed)	0.0	0.0	(125.5)
Movement in net provision for losses and LAE for claims incurred:
Current year	1,620.2	1,684.1	2,100.1
Prior years	59.5	(111.1)	(105.4)
Total incurred	1,679.7	1,573.0	1,994.7
Losses and LAE payments for claims incurred:
Current year	(428.5)	(285.7)	(397.5)
Prior years	(1,694.1)	(1,441.0)	(1,157.6)
Total paid	(2,122.6)	(1,726.7)	(1,555.1)
Foreign exchange losses/(gains)	78.3	(84.0)	161.0
Net losses and LAE reserves, ending balance	4,632.0	4,996.6	5,234.3
Plus reinsurance recoverable on unpaid losses at the end of the year	2,319.8	2,077.6	1,515.2
Provision for losses and LAE at the end of the year	$ 6,951.8	$ 7,074.2	$ 6,749.5